ING Life Insurance and Annuity Company and its Variable Annuity Account C Multiple Sponsored Retirement Options

Supplement dated August 20, 2007 to the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and
SAI for future reference.

1.	Effective October 1, 2007, the principal executive office of ING Life Insurance and Annuity Company, the issuer of your variable annuity contract, and ING Financial Advisers, LLC, the principal underwriter and distributor of your variable annuity contract, is changed to the following:

One Orange Way Windsor, CT 06095-4774

Accordingly, effective October 1, 2007, all references to these executive offices in your Contract Prospectus,
   Contract Prospectus Summary, and SAI are changed to the above address.

   In addition, effective September 4, 2007, the address for sending administrative requests regarding your contract is changed to the following:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063

You should send all future administrative requests to this address. Accordingly, also effective
   September 4, 2007, all references to any different administrative address in your Contract Prospectus, Contract
Prospectus Summary, and SAI are changed to the above address.

2.	Effective August 20, 2007, ING Davis Venture Value Portfolio will change its name to ING Davis New York
Venture Portfolio. Accordingly, effective August 20, 2007, all references to ING Davis Venture Value
Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with ING
Davis New York Venture Portfolio.

3.	Effective September 4, 2007, American Century Income & Growth Fund (Advisor Class) will be changing its share class name to A Class. Accordingly, effective September 4, 2007, all references to American Century
Income & Growth Fund (Advisor Class) in the Contract Prospectus, Contract Prospectus Summary and SAI are
deleted and replaced with American Century Income & Growth Fund (A Class).

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4.	The following sentence is added to the second paragraph under the “Commission Payments” subsection of the “Contract Distribution” section of the Contract Prospectus and Contract Prospectus Summary:

Under one such program, we may pay additional amounts to distributors in connection with the number of participant enrollments completed by a registered representative during a specified time period.

5.	Effective July 30, 2007, the National Association of Securities Dealers, Inc. (NASD) was consolidated into the
Financial Industry Regulatory Authority (FINRA). Accordingly, all references in your Contract Prospectus,
Contract Prospectus Summary and SAI to the National Association of Securities Dealers, Inc. and NASD are
deleted and replaced with the Financial Industry Regulatory Authority and FINRA, respectively.

6.	All references to Fidelity® VIP Midcap Portfolio (Initial Class) in the Contract Prospectus and SAI are hereby deleted and replaced with Fidelity® VIP Mid Cap Portfolio (Initial Class).

7.	Footnote “*” in the Contract Prospectus, Contract Prospectus Summary and SAI is hereby deleted and replaced with the following footnote:

*	The following funds are only available to a limited number of participants who did not participate in the fund substitution during April, 2005: Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond
Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen
Worldwide Growth Portfolio, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond
Fund/VA.

8. The information for Janus Aspen Forty Portfolio appearing in the Contract Prospectus under Appendix V – Description of Underlying Funds is hereby deleted and replaced with the following:

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
Janus Aspen Series – Large Cap Growth Portfolio	Janus Capital Management LLC (Janus Capital)	Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member
SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

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